ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	¥ 7,601,001		¥ 6,897,480	¥ 5,231,628
Current year other comprehensive loss /(income)	101,465	$ 14,711	(34,908)	(133,439)
Ending balance	6,981,856	1,012,275	7,601,001	6,897,480
Accumulated Translation Adjustment
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	(90,443)		(55,535)	77,904
Current year other comprehensive loss /(income)	101,465		(34,908)	(133,439)
Ending balance	¥ 11,022	$ 1,598	¥ (90,443)	¥ (55,535)